Consolidated Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Inflation-Linked Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 109.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,213,800	$3,260,365
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	2,003,550	2,117,332
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,584,060	14,178,353
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	44,352,225	48,238,408 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	5,097,552	5,190,076 (b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,219,640	2,237,917 (c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,302,360	3,469,342
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,561,760	4,821,070
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	16,651,173	12,609,753
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	11,596,048	6,990,217 (a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	6,169,677	3,423,020
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	8,649,690	8,658,352
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	13,163,379	13,187,509 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	21,806,680	21,629,395 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	5,469,650	5,559,449
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	3,941,220	3,915,083
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	11,550,330	11,528,780
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	5,149,350	5,274,995
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,259,520	1,215,988
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	5,089,900	5,197,314
U.S. Treasury Notes, Inflation Indexed	1.125%	10/15/30	5,009,050	5,024,916
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	8,183,070	7,659,678 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	13,054,560	12,838,299 (a)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	10,963,784	11,166,655
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	9,138,787	9,522,472
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	5,046,050	5,153,559

Total U.S. Treasury Inflation Protected Securities (Cost — $238,790,086)				234,068,297
Corporate Bonds & Notes — 10.1%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	40,000	39,949

Consumer Discretionary — 1.1%
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	700,000	646,471 (d)
Hotels, Restaurants & Leisure — 0.8%
Sands China Ltd., Senior Notes	5.400%	8/8/28	600,000	612,969
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	191,532
Sands China Ltd., Senior Notes	4.375%	6/18/30	420,000	415,913
Sands China Ltd., Senior Notes	3.250%	8/8/31	400,000	372,973
Total Hotels, Restaurants & Leisure				1,593,387

Total Consumer Discretionary				2,239,858
Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	190,000	188,087
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	440,000	460,084 (d)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	700,000	627,608
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	5.250%	4/15/29	430,000	$444,207
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,143,205
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	40,591
EQT Corp., Senior Notes	5.000%	1/15/29	440,000	448,789
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	803,647
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	660,000	688,362
ONEOK Inc., Senior Notes	5.800%	11/1/30	410,000	435,008
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	510,000	521,399
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,600,000	1,597,962 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	470,000	456,582
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,364,993

Total Energy				9,220,524
Financials — 0.4%
Financial Services — 0.4%
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	1,010,000	893,110 (d)(e)

Health Care — 0.5%
Pharmaceuticals — 0.5%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	962,145 (d)

Industrials — 1.0%
Aerospace & Defense — 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,330
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,221,818

Total Industrials				2,231,148
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	323,643 (d)

Materials — 2.1%
Metals & Mining — 2.1%
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	500,427 (d)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	500,000	517,078 (d)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	330,000	338,332 (d)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	240,000	256,528 (d)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	250,000	261,957 (d)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	950,000	952,599 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	200,108 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	799,093 (d)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	675,163

Total Materials				4,501,285
Utilities — 0.5%
Electric Utilities — 0.5%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	530,000	536,625 (d)
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	570,000	624,527

Total Utilities				1,161,152
Total Corporate Bonds & Notes (Cost — $21,791,759)				21,572,814
Collateralized Mortgage Obligations(f) — 7.2%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,086,030	487,264
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	182,148	$181,828 (d)
BANK, 2021-BN32 XA, IO	0.757%	4/15/54	2,592,297	71,911 (e)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.010%	9/15/54	4,155,949	139,423 (e)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.260%	12/15/42	390,000	392,213 (d)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.765%	2/15/39	469,000	470,425 (d)(e)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.350%	4/15/40	997,306	1,005,320 (d)(e)
BX Trust, 2022-CLS A	5.760%	10/13/27	530,000	531,881 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.264%)	4.929%	2/15/38	18,481	18,521 (d)(e)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	300,000	296,328
Chase Mortgage Finance Trust, 2007-A1 2A3	5.877%	2/25/37	926	882 (e)
Citigroup Commercial Mortgage Trust, 2016-C3 A3	2.896%	11/15/49	93,925	93,193
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	200,000	206,275 (d)(e)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	430,000	447,835
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	32,227	32,055 (d)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.960%	10/15/42	200,000	200,514 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.567%	4/25/42	600,000	612,664 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.017%	5/25/42	370,000	380,589 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.617%	2/25/44	460,000	465,154 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.017%	1/25/45	340,000	340,702 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	236,128	222,209 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	342,371	339,151 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	460,000	436,050 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.882%	7/25/39	477,845	483,376 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.032%	1/25/40	350,000	356,416 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.767%	10/25/41	330,000	334,489 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.367%	7/25/43	320,000	328,775 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.467%	2/25/44	250,000	251,642 (d)(e)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.693%	1/16/54	1,102,630	32,842 (e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.166%	2/16/48	86,378	346 (e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	477,136	11,096 (e)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.585%	10/16/56	4,939,439	107,087 (e)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.252%	3/16/52	3,440,457	23,765 (e)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.435%	9/16/57	4,794,996	105,300 (e)
GSR Mortgage Loan Trust, 2004-11 1A1	6.292%	9/25/34	17,659	17,909 (e)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	9.667%	10/25/33	290,000	312,965 (d)(e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	$761,175 (d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	196,822	194,256 (d)(e)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	750,000	771,388 (d)(e)
OBX Trust, 2025-NQM4 A3	5.755%	2/25/55	513,580	518,228 (d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	541,883	475,866 (d)(e)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	345,644	345,072 (d)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	203,087	205,034 (d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	28,170	7,607
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	4.584%	10/15/34	830,000	829,797 (d)(e)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	570,691	530,006 (d)(e)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000	205,933 (d)(e)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	350,000	290,845 (d)(e)
Verus Securitization Trust, 2023-8 B1	8.073%	12/25/68	290,000	294,692 (d)(e)
Verus Securitization Trust, 2024-8 A3	5.872%	10/25/69	256,626	258,776 (d)

Total Collateralized Mortgage Obligations (Cost — $16,365,897)				15,427,070
Non-U.S. Treasury Inflation Protected Securities — 2.8%
Brazil — 2.2%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	12,156,183 BRL	2,277,218
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	13,840,056 BRL	2,425,096
Total Brazil				4,702,314
Mexico — 0.6%
Mexican Udibonos, Bonds	4.000%	11/30/28	21,801,612 MXN	1,266,908

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $6,925,012)				5,969,222
Sovereign Bonds — 1.7%
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	250,000	252,250 (d)
Mexico — 0.7%

Mexico Government International Bond, Senior Notes	5.850%	7/2/32	1,480,000	1,531,948
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	203,215 (d)
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	500,000	516,900
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	200,000	157,460
Total Peru				674,360
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	90,000,000 INR	1,006,087

Total Sovereign Bonds (Cost — $3,671,020)				3,667,860
Senior Loans — 1.5%
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	220,000	217,043 (g)

Financials — 0.6%
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B	—	9/15/31	210,000	198,975 (g)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan	—	12/15/31	220,000	213,675 (g)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.4%
AmWINS Group Inc., 2026 Refinancing Term Loan	—	1/30/32	280,000	$277,550 (g)
Asurion LLC/Asurion Co-Issuer Inc., New Term Loan B14	—	2/14/33	220,000	216,609 (g)
HUB International Ltd., 2025 Incremental Term Loan	—	6/20/30	30,000	29,720 (g)
Sedgwick Claims Management Services Inc., 2024 Term Loan	—	7/31/31	220,000	213,730 (g)
Truist Insurance Holdings LLC, 2024 Term Loan B	—	5/6/31	20,000	19,680 (g)
Total Insurance				757,289

Total Financials				1,169,939
Health Care — 0.3%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan	—	10/23/28	110,000	110,281 (g)
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan	—	2/15/29	200,000	195,333 (g)
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B	—	10/1/27	450,000	428,063 (g)

Total Health Care				733,677
Industrials — 0.0%††
Professional Services — 0.0%††
CoreLogic Inc., First Lien Initial Term Loan	—	6/2/28	30,000	28,575 (g)

Information Technology — 0.3%
Software — 0.3%
Cloud Software Group Inc., Tenth Amendment Term Loan B2	—	3/21/31	219,448	204,526 (g)
Cloudera Inc., Term Loan	—	10/8/28	200,000	177,429 (g)
UKG Inc., Term Loan B	—	2/10/31	220,000	208,835 (g)

Total Information Technology				590,790
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B	—	4/1/32	410,000	406,412 (g)

Total Senior Loans (Cost — $3,196,177)				3,146,436
Mortgage-Backed Securities — 0.0%††
FHLMC — 0.0%††

Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	49,701	51,060
FNMA — 0.0%††
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	62,463	66,162

Total Mortgage-Backed Securities (Cost — $115,013)				117,222
Total Investments before Short-Term Investments (Cost — $290,854,964)				283,968,921
			Shares
Short-Term Investments — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,061,083)	3.603%		3,061,083	3,061,083 (h)(i)
Total Investments — 134.2% (Cost — $293,916,047)				287,030,004
Liabilities in Excess of Other Assets — (34.2)%				(73,216,757)
Total Net Assets — 100.0%				$213,813,247

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $3,061,083 and the cost was $3,061,083 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	3.900%	12/5/2025	6/5/2026	$72,809,787	U.S. Treasury Inflation Protected Securities Cash	$74,102,925 280,000
				$72,809,787		$74,382,925

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	51	6/26	$12,305,132	$12,285,581	$(19,551)
Copper	7	5/26	1,036,330	1,060,413	24,083
Natural Gas	14	5/26	440,265	428,820	(11,445)
U.S. Treasury 5-Year Notes	116	6/26	12,723,071	12,776,313	53,242
					46,329
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	32	6/26	$3,611,945	$3,642,000	$(30,055)
U.S. Treasury Ultra Long-Term Bonds	59	6/26	7,062,382	7,174,031	(111,649)
					(141,704)
Net unrealized depreciation on open futures contracts					$(95,375)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	12,161,309	USD	2,361,648	Bank of America N.A.	3/3/26	$7,967
USD	2,214,610	BRL	12,161,309	Bank of America N.A.	3/3/26	(155,006)
BRL	12,161,309	USD	2,350,466	JPMorgan Chase & Co.	3/3/26	19,150
USD	2,361,649	BRL	12,161,309	JPMorgan Chase & Co.	3/3/26	(7,967)
USD	1,114,307	MXN	20,214,865	Bank of America N.A.	4/16/26	(54,192)
USD	1,060,346	INR	96,104,489	Citibank N.A.	4/16/26	7,929
USD	2,301,404	BRL	12,161,309	JPMorgan Chase & Co.	6/2/26	(16,445)
Net unrealized depreciation on open forward foreign currency contracts						$(198,564)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$9,400,000	11/21/30	2.452%**	CPURNSA**	$(47,655)	$(4,551)	$(43,104)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$6,450,840	12/20/30	5.000% quarterly	$438,080	$451,490	$(13,410)
Markit CDX.NA.IG.45 Index	14,101,000	12/20/30	1.000% quarterly	274,292	296,429	(22,137)
Total	$20,551,840			$712,372	$747,919	$(35,547)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$2,932,000	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$31,628	—	$31,628

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.268%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$11,227,000	$9,933,168	5.18%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,269,000	5,776,186	3.01%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,303,000	5,741,290	2.99%
Bahamas Government International Bond, 8.250% due 6/24/36	6,521,000	7,297,847	3.80%
Benin Government International Bond, 7.960% due 2/13/38	5,468,000	5,733,250	2.99%
Costa Rica Government International Bond, 6.550% due 4/3/34	7,054,000	7,658,880	3.99%
Dominican Republic International Bond, 4.500% due 1/30/30	7,847,000	7,674,366	4.00%
Ecuador Government International Bond, 6.900% due 7/31/35	7,778,430	7,057,739	3.68%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Ecuador Government International Bond, 8.750% due 1/29/34	$2,617,500	$2,641,057	1.38%
Egypt Government International Bond, 5.800% due 9/30/27	3,806,000	3,800,786	1.98%
Egypt Government International Bond, 7.903% due 2/21/48	6,124,000	5,523,848	2.88%
El Salvador Government International Bond, 7.125% due 1/20/50	8,197,000	7,424,433	3.87%
Ethiopia International Bond, 6.625% due 12/11/26(a)	7,276,000	7,420,863	3.87%
Ghana Government International Bond, 5.000% due 7/3/29	2,981,000	2,550,494	1.33%
Ghana Government International Bond, 5.000% due 7/3/35	4,267,000	3,860,835	2.01%
Guatemala Government Bond, 5.375% due 4/24/32	6,704,000	6,838,080	3.56%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,512,000	11,258,352	5.87%
Jordan Government International Bond, 7.500% due 1/13/29	5,389,000	5,650,043	2.94%
Mozambique International Bond, 9.000% due 9/15/31	4,420,000	3,741,530	1.95%
Nigeria Government International Bond, 7.375% due 9/28/33	9,415,000	9,546,810	4.97%
Paraguay Government International Bond, 6.100% due 8/11/44	7,380,000	7,676,584	4.00%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,747,200	8,198,016	4.27%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,768,517	3,348,805	1.75%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	8,263,000	7,431,122	3.87%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	7,367,000	5,746,260	2.99%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	5,239,000	4,923,023	2.57%
Senegal Government International Bond, 6.250% due 5/23/33	3,222,000	1,987,781	1.04%
Senegal Government International Bond, 6.750% due 3/13/48	6,888,000	3,878,839	2.02%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,528,000	2,520,416	1.31%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,245,000	2,095,006	1.09%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,195,000	2,610,315	1.36%
Sri Lanka Government International Bond, 3.600% due 5/15/36	1,067,000	1,062,732	0.55%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,582,000	1,572,698	0.82%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,006,000	709,102	0.37%
Ukraine Government International Bond, 0.000% due 2/1/34	2,109,000	1,033,410	0.54%
Ukraine Government International Bond, 0.000% due 2/1/35	1,806,000	1,023,099	0.53%
Ukraine Government International Bond, 0.000% due 2/1/36	1,815,000	1,024,568	0.53%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Ukraine Government International Bond, 4.500% due 2/1/34	$3,163,000	$1,964,223	1.02%
Ukraine Government International Bond, 4.500% due 2/1/35	1,614,000	979,698	0.51%
Ukraine Government International Bond, 4.500% due 2/1/36	1,641,000	984,600	0.51%
Zambia Government International Bond, 0.500% due 12/31/53	5,495,000	4,019,922	2.10%
Total		$191,920,076	100.00%
(a)
The coupon payment on this security is currently in default as of February 28, 2026.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$234,068,297	—	$234,068,297
Corporate Bonds & Notes	—	21,572,814	—	21,572,814
Collateralized Mortgage Obligations	—	15,427,070	—	15,427,070
Non-U.S. Treasury Inflation Protected Securities	—	5,969,222	—	5,969,222
Sovereign Bonds	—	3,667,860	—	3,667,860
Senior Loans	—	3,146,436	—	3,146,436
Mortgage-Backed Securities	—	117,222	—	117,222
Total Long-Term Investments	—	283,968,921	—	283,968,921
Short-Term Investments†	$3,061,083	—	—	3,061,083
Total Investments	$3,061,083	$283,968,921	—	$287,030,004
Other Financial Instruments:
Futures Contracts††	$77,325	—	—	$77,325
Forward Foreign Currency Contracts††	—	$35,046	—	35,046
OTC Total Return Swaps	—	31,628	—	31,628
Total Other Financial Instruments	$77,325	$66,674	—	$143,999
Total	$3,138,408	$284,035,595	—	$287,174,003

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$172,700	—	—	$172,700
Forward Foreign Currency Contracts††	—	$233,610	—	233,610
Centrally Cleared Interest Rate Swaps††	—	43,104	—	43,104
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	35,547	—	35,547
Total	$172,700	$312,261	—	$484,961

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,954,018	$16,781,815	16,781,815	$17,674,750	17,674,750

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$47,042	—	$3,061,083

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report